PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 97,898.8	R$ 95,557.6
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	65,174.6	63,621.0
Value Added And Excise Taxes [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	28,139.7	26,761.0
PIS and COFINS Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	2,032.5	3,496.2
Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 2,552.0	R$ 1,679.4